Segment Information - Schedule of Revenue by Service Segments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Revenue by service segments	$ 4,888,824	$ 4,368,509	$ 3,703,738
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue by service segments	$ 4,888,824	$ 4,368,509	$ 3,703,738
Percentage of revenue by service segments	100.00%	100.00%	100.00%
IP registration services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue by service segments	$ 947,275	$ 721,929	$ 727,022
Percentage of revenue by service segments	19.40%	16.50%	19.60%
Corporate secretarial services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue by service segments	$ 2,959,684	$ 2,677,264	$ 2,191,421
Percentage of revenue by service segments	60.50%	61.30%	59.20%
Accounting services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue by service segments	$ 981,865	$ 969,316	$ 785,295
Percentage of revenue by service segments	20.10%	22.20%	21.20%